Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001005778
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
HENNESSY TOTAL RETURN FUND (Prospectus Summary) | HENNESSY TOTAL RETURN FUND | ORIGINAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDOGX
HENNESSY BALANCED FUND (Prospectus Summary) | HENNESSY BALANCED FUND | ORIGINAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBFBX